INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Educational merchandise	$ 7,256	$ 4,811
Inventories	7,256	4,811
Inventory write-down	$ 0	$ 0	$ 0